Accrued expenses and the intrinsic value recognized in share-based payments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	₩ 7,355	₩ 8,395
Employees of The subsidiaries	61,850	63,128
Total	69,205	71,523
4th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	0	0
Employees of The subsidiaries	0	54
Total	0	54
5th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	0	0
Employees of The subsidiaries	7	26
Total	7	26
6th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	3	26
Employees of The subsidiaries	20	159
Total	23	185
7th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	24	83
Employees of The subsidiaries	33	120
Total	57	203
Performance shares
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of The controlling company	7,328	8,286
Employees of The subsidiaries	61,790	62,769
Total	₩ 69,118	₩ 71,055